Statement of cash flows, indirect method (Statement) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023		Dec. 31, 2022
Statement of cash flows [Line Items]
Cash flows from (used in) operating activities		€ (18,190)	€ (721)		€ 23,718
Profit (loss)		10,575	8,416		6,763
Adjustments to reconcile profit (loss)		14,817	12,150		11,746
Adjustments for depreciation and amortisation expense		1,533	1,403		1,328
Other adjustments to reconcile profit (loss)		13,283	10,747		10,418
Net increase decrease in operating assets from operating activities		(54,265)	(77,408)		(42,900)
Adjustments for decrease (increase) in financial assets held for trading		28,452	(27,884)		14,658
Net increase decrease in non trading financial assets mandatorily at fair value through profit or loss		(2,813)	(1,288)		(421)
Net increase decrease in other financial assets designated at fair value through profit or loss		119	(42)		179
Net increase decrease in financial assets at fair value through other comprehensive income		(1,124)	2,512		(1,014)
Adjustments For Decrease Increase In Financial Assets At Amortised Cost		(76,759)	(51,182)		(55,754)
Adjustments for decrease (increase) in other assets		(2,140)	476		(548)
Net increase decrease in operating liabilities from operating activities		(16,314)	(61,473)		(51,343)
Adjustments for increase (decrease) in financial liabilities held for trading		(32,695)	24,435		2,907
Other financial liabilities designated at fair value through profit or loss operating activities		2,647	2,003		293
Financial liabilities at amortized cost operating activities		45,970	36,127		48,161
Adjustments for increase (decrease) in other liabilities		392	(1,092)		(17)
Income taxes paid (refund), classified as operating activities		(5,631)	(5,353)		(3,234)
Cash flows from (used in) investing activities, continuing operations		(1,423)	(1,419)		(3,911)
Outflows of cash from investing activities		(2,039)	(1,912)		(4,506)
Purchase of property, plant and equipment, classified as investing activities		(1,195)	(1,129)		(1,812)
Purchase of intangible assets, classified as investing activities		(816)	(690)		(630)
Other cash payments to acquire interests in joint ventures, classified as investing activities		(1)	(93)		(81)
Cash flows used in obtaining control of subsidiaries or other businesses, classified as investing activities		(28)	0		(1,389)
Investment non current assets classified as held for sale and associated liabilites		0	0		594
Investment other settlements related to investing activities		0	0		0
Inflows of cash from investing activities		617	492		596
Proceeds from sales of property, plant and equipment		104	92		29
Proceeds from sales of intangible assets		0	0		0
Other cash receipts from sales of interests in joint ventures		32	58		127
Cash flows from losing control of subsidiaries or other businesses		73	21		0
Proceeds from disposal of non-current assets or disposal groups classified as held for sale and discontinued operations		408	321		440
Other collections related to investing activities		0	0		0
Cash flows from (used in) financing activities, continuing operations		(2,567)	(1,842)		(7,563)
Payments from financing activities		8,773	7,224		7,996
Dividends paid, classified as financing activities		(3,913)	(2,808)		(2,185)
Repayments of subordinated liabilities		(2,599)	(1,629)		(2,258)
Treasury stock amortization from financing activities		37	94		313
Treasury stock acquisitions from financing activities		1,492	2,072		2,670
Other Outflows Of Cash Classified As Financing Activities		(732)	(622)		(571)
Collections from financing activities		6,205	5,383		434
Proceeds from issue of subordinated liabilities		5,514	4,672		0
Proceeds from issuing shares		0	0		0
Collections Treasury shares disposal		691	711		434
Other Inflows Of Cash Classified As Financing Activities		0	0		0
Effect of exchange rate changes on cash and cash equivalents		(2,091)	(357)		(288)
Increase decrease in cash and cash equivalents including companies held for sale		(24,271)	(4,339)		11,957
Cash and cash equivalents at beginning of period		75,416	79,756	[1]	67,799
Cash and cash equivalents at end of period		51,145	75,416		79,756	[1]
Components of cash and cash equivalents at the end of the period [Line Items]
Cash		8,636	7,751		6,533
Cash and bank balances at central banks	[2]	35,306	60,750		67,314
Other financial assets		7,202	6,916		5,909
Bank overdrafts		0	0		0
Cash and cash equivalents		€ 51,145	€ 75,416		€ 79,756	[1]

[1]	(1) Balances corresponding to 2022 have been restated according to IFRS 17 (see Note 1.3).
[2]	(1) The variation is mainly due to the evolution of the balances held in the Bank of Spain.